CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.76%
CLOSED-END FUNDS - 17.38%
CONVERTIBLE SECURITIES - 0.22%
Virtus AllianzGI Equity & Convertible Income Fund	29,924	$838,171

CORE - 2.60%
General American Investors Company, Inc.	183,262	7,301,159
Royce Micro-Cap Trust, Inc.	244,753	2,765,709
		10,066,868
DEVELOPED MARKET - 1.15%
Aberdeen Japan Equity Fund, Inc.	8,461	76,318
First Trust Dynamic Europe Equity Income Fund	128,909	1,637,145
Japan Smaller Capitalization Fund, Inc.	160,067	1,488,623
New Germany Fund, Inc. (The)	46,908	927,371
Swiss Helvetia Fund, Inc. (The)	36,762	323,138
		4,452,595
DIVERSIFIED EQUITY - 5.34%
Adams Diversified Equity Fund, Inc.	459,748	8,394,999
Gabelli Dividend & Income Trust (The)	154,000	3,689,840
Guggenheim Enhanced Equity Income Fund	470,548	3,392,651
Nuveen Tax-Advantaged Total Return Strategy Fund	25,173	270,358
Royce Value Trust, Inc.	57,800	1,046,758
Sprott Focus Trust, Inc.	49,649	388,752
Tri-Continental Corporation	107,161	3,475,231
		20,658,589
EMERGING MARKETS - 0.83%
Aberdeen Emerging Markets Equity Income Fund, Inc.	71,021	614,332
Central and Eastern Europe Fund, Inc. (The)	19,300	464,744
Korea Fund, Inc. (The)	4,640	201,330
Mexico Fund, Inc. (The)	13,100	185,365
Morgan Stanley India Investment Fund, Inc.	75,511	1,760,342
		3,226,113
ENERGY MLP FUNDS - 1.38%
ClearBridge Energy Midstream Opportunity Fund Inc.	154,716	2,890,095
ClearBridge MLP and Midstream Fund Inc.	13,000	303,550
ClearBridge MLP and Midstream Total Return Fund Inc.	50,538	1,012,782
Goldman Sachs MLP and Energy Renaissance Fund	6,233	60,335

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
ENERGY MLP FUNDS - 1.38% (Continued)
Neuberger Berman MLP and Energy Income Fund Inc.	251,952	$1,058,198
		5,324,960
GLOBAL - 0.74%
Aberdeen Total Dynamic Dividend Fund	55,901	532,737
Delaware Enhanced Global Dividend and Income Fund	63,583	623,749
Gabelli Global Small and Mid Cap Value Trust (The)	29,070	424,131
GDL Fund (The)	145,881	1,302,717
		2,883,334
INCOME & PREFERRED STOCK - 0.85%
LMP Capital and Income Fund Inc.	177,827	2,258,403
Nuveen Tax-Advantaged Dividend Growth Fund	69,183	1,045,355
		3,303,758
NATURAL RESOURCES - 0.86%
Adams Natural Resources Fund, Inc.	215,647	3,172,167
Cushing NextGen Infrastructure Income Fund (The)	4,000	161,520
		3,333,687
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.11%
BlackRock Enhanced International Dividend Trust	3,944	23,940
Virtus Dividend, Interest & Premium Strategy Fund	29,900	412,022
		435,962
REAL ESTATE - 0.38%
Neuberger Berman Real Estate Securities Income Fund Inc.	18,632	84,962
Nuveen Real Estate Income Fund	145,633	1,396,620
		1,481,582
SECTOR EQUITY - 2.39%
BlackRock Health Sciences Trust II	228,600	6,012,180
Gabelli Healthcare & WellnessRx Trust (The)	110,982	1,382,836
GAMCO Global Gold, Natural Resources & Income Trust	172,000	596,840
GAMCO Natural Resources, Gold & Income Trust	157,996	793,140
Nuveen Real Asset Income and Growth Fund	29,634	436,212
Tekla World Healthcare Fund	1,000	15,070
		9,236,278

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITY - 0.53%
Macquarie Global Infrastructure Total Return Fund Inc.	93,924	$2,053,179

TOTAL CLOSED-END FUNDS		67,295,076

COMMUNICATION SERVICES - 9.55%
Alphabet Inc. - Class C *	7,000	14,480,410
Charter Communications, Inc. - Class A *	5,300	3,270,206
Comcast Corporation - Class A	130,000	7,034,300
Netflix, Inc. *	11,000	5,738,260
Walt Disney Company (The) *	35,000	6,458,200
		36,981,376
CONSUMER DISCRETIONARY - 11.22%
Amazon.com, Inc. *	10,200	31,559,616
Dollar General Corporation	7,000	1,418,340
eBay Inc.	16,000	979,840
Hilton Worldwide Holdings Inc. *	5,000	604,600
Target Corporation	12,000	2,376,840
Tesla, Inc. *	8,000	5,343,440
TJX Companies, Inc. (The)	17,600	1,164,240
		43,446,916
CONSUMER STAPLES - 4.73%
Colgate-Palmolive Company	20,000	1,576,600
Costco Wholesale Corporation	14,000	4,934,720
Estée Lauder Companies Inc. (The) - Class A	5,000	1,454,250
Kroger Co. (The)	20,000	719,800
Procter & Gamble Company (The)	71,000	9,615,530
		18,300,900
EXCHANGE-TRADED FUNDS - 2.00%
Energy Select Sector SPDR® Fund (The)	50,000	2,453,000
Technology Select Sector SPDR® Fund (The)	40,000	5,312,400
		7,765,400

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 8.61%
Aflac Incorporated	16,000	$818,880
Allstate Corporation (The)	8,000	919,200
American Express Company	12,000	1,697,280
Aon plc - Class A	5,000	1,150,550
BlackRock, Inc.	4,000	3,015,840
Capital One Financial Corporation	5,000	636,150
Charles Schwab Corporation (The)	30,000	1,955,400
Goldman Sachs Group, Inc. (The)	7,000	2,289,000
Intercontinental Exchange, Inc.	6,000	670,080
JPMorgan Chase & Co.	67,000	10,199,410
Marsh & McLennan Companies, Inc.	5,000	609,000
Morgan Stanley	38,000	2,951,080
PNC Financial Services Group, Inc. (The)	8,000	1,403,280
Progressive Corporation (The)	14,000	1,338,540
S&P Global Inc.	3,000	1,058,610
Travelers Companies, Inc. (The)	5,000	752,000
Truist Financial Corporation	32,000	1,866,240
		33,330,540
HEALTH CARE - 10.80%
Abbott Laboratories	20,000	2,396,800
AbbVie Inc.	44,000	4,761,680
Agilent Technologies, Inc.	7,000	889,980
Amgen Inc.	6,000	1,492,860
Anthem, Inc.	6,000	2,153,700
Biogen Inc. *	3,000	839,250
Boston Scientific Corporation *	32,000	1,236,800
Centene Corporation *	14,000	894,740
Cigna Corporation	7,000	1,692,180
CVS Health Corporation	32,000	2,407,360
DexCom, Inc. *	2,000	718,780
Edwards Lifesciences Corporation *	13,000	1,087,320
HCA Healthcare, Inc.	6,000	1,130,040
IDEXX Laboratories, Inc. *	2,000	978,620
Johnson & Johnson	28,000	4,601,800
McKesson Corporation	2,000	390,080
Merck & Co., Inc.	53,000	4,085,770

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 10.80% (Continued)
Regeneron Pharmaceuticals, Inc. *	3,000	$1,419,420
Stryker Corporation	8,000	1,948,640
Thermo Fisher Scientific Inc.	10,000	4,563,800
Vertex Pharmaceuticals Incorporated *	7,000	1,504,230
Zimmer Biomet Holdings, Inc.	4,000	640,320
		41,834,170
INDUSTRIALS - 7.22%
Caterpillar Inc.	12,000	2,782,440
Cintas Corporation	3,000	1,023,930
CSX Corporation	8,000	771,360
Deere & Company	6,500	2,431,910
Eaton Corporation plc	9,000	1,244,520
Emerson Electric Co.	14,000	1,263,080
Fastenal Company	14,000	703,920
FedEx Corporation	5,000	1,420,200
General Dynamics Corporation	7,000	1,270,920
Honeywell International Inc.	15,000	3,256,050
Lockheed Martin Corporation	3,000	1,108,500
Norfolk Southern Corporation	3,000	805,560
Northrop Grumman Corporation	3,000	970,920
Parker-Hannifin Corporation	3,000	946,290
Union Pacific Corporation	14,000	3,085,740
United Parcel Service, Inc. - Class B	28,600	4,861,714
		27,947,054
INFORMATION TECHNOLOGY - 23.46%
Accenture plc - Class A	7,000	1,933,750
Adobe Inc. *	6,000	2,852,220
Advanced Micro Devices, Inc. *	26,000	2,041,000
Apple Inc.	196,000	23,941,400
Applied Materials, Inc.	18,000	2,404,800
Autodesk, Inc. *	2,000	554,300
Automatic Data Processing, Inc.	9,000	1,696,230
Cisco Systems, Inc.	43,000	2,223,530
Fidelity National Information Services, Inc.	13,000	1,827,930
Fiserv, Inc. *	16,000	1,904,640
HP Inc.	28,000	889,000

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 23.46% (Continued)
Intel Corporation	106,000	$6,784,000
Mastercard Incorporated - Class A	18,000	6,408,900
Microsoft Corporation	75,000	17,682,750
NVIDIA Corporation	6,000	3,203,580
Oracle Corporation	67,000	4,701,390
QUALCOMM Incorporated	22,000	2,916,980
Synopsys, Inc. *	3,000	743,340
Texas Instruments Incorporated	10,000	1,889,900
Visa, Inc. - Class A	20,000	4,234,600
		90,834,240
MATERIALS - 1.96%
Air Products and Chemicals, Inc.	5,000	1,406,700
Ball Corporation	7,000	593,180
Ecolab Inc.	6,000	1,284,420
Freeport-McMoRan Inc. *	30,000	987,900
Newmont Corporation	18,000	1,084,860
PPG Industries, Inc.	5,000	751,300
Sherwin-Williams Company (The)	2,000	1,476,020
		7,584,380
REAL ESTATE - 0.14%
SBA Communications Corporation	2,000	555,100

UTILITIES - 1.69%
American Water Works Company, Inc.	5,000	749,600
Eversource Energy	8,000	692,720
NextEra Energy, Inc.	28,000	2,117,080
Public Service Enterprise Group Incorporated	11,000	662,310
Southern Company (The)	12,000	745,920
WEC Energy Group, Inc.	7,000	655,130
Xcel Energy Inc.	14,000	931,140
		6,553,900

TOTAL EQUITY SECURITIES (cost - $299,445,088)		382,429,052

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2021 (Unaudited)(Concluded)

Description	No. of Shares	Value
RIGHTS – 0.00%
CLOSED-END FUND – 0.00%
SECTOR EQUITY – 0.00%
Tekla World Healthcare Fund, expires 04/06/2021 * (cost - $0)	1,000	$0

SHORT-TERM INVESTMENT - 2.13%
MONEY MARKET FUND - 2.13%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% ^ (cost - $8,249,029)	8,249,029	$8,249,029

TOTAL INVESTMENTS - 100.89% (cost - $307,694,117)		390,678,081

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.89%)		(3,436,099)

NET ASSETS - 100.00%		$387,241,982

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2021.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2021:

Cost of portfolio investments	$307,880,496
Gross unrealized appreciation	$85,525,739
Gross unrealized depreciation	(2,728,154)
Net unrealized appreciation	$82,797,585

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Cornerstone Total Return Fund, Inc. (the “Fund”) is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

• Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

• Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model- derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Securities	$382,429,052	$-
Short-Term Investment	8,249,029	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$390,678,081	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2021.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the period ended March 31, 2021, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on Form N-CSR on March 4, 2021 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.